INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 566	$ 721
State	282	85
Total current	848	806
Deferred:
Federal	787	0
State	366	0
Total deferred	1,153	0
Income tax expense	$ 2,001	$ 806